CONSOLIDATED BALANCE SHEETS (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Accounts receivable | $	$ 681	$ 724
Accounts payable and accrued expenses | $	31,520	30,809
Accrued expenses and other current liabilities | $	$ 6,892	$ 5,719
Common Stock, No Par Value | (per share)	$ 0	$ 0
Common Stock, Shares Authorized | shares	300,000,000	300,000,000
Common Stock, Shares, Issued | shares	165,773,914	161,316,543
Common Stock, Shares, Outstanding | shares	165,773,914	161,316,543